Investments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Investments [Abstract]
Schedule of Gross Real Estate and Loan Activity
During
the nine months ended September 30, 2025, the Company had the following gross real estate and other investment activity (dollars in thousands):

	Number of Investment Locations	Dollar Amount of Investments
Gross investments, December 31, 2024 (h)	3,312	$15,816,145
Acquisition of and additions to real estate (a)(d)(f)(g)	144	633,120
Investment in loans and financing receivables (a)(g)	179	743,308
Sales of real estate and financing receivables	(71)	(301,158)
Principal collections on loans and financing receivables	—	(6,247)
Net change in operating ground lease assets (b)		(3,348)
Provisions for impairment		(26,260)
Other		(1,473)
Gross investments, September 30, 2025 (c)(e)(h)		16,854,087
Less accumulated depreciation and amortization (c)(e)		(1,469,358)

Net investments, September 30, 2025	3,564	$15,384,729

(a)	Excludes $ 23.4 million of total tenant improvement advances disbursed in 2025 which were accrued as of December 31, 2024.
(b)	Represents amortization recognized on operating ground lease assets and the disposal of operating ground lease assets net of amortization during the nine months ended September 30, 2025.
(c)
Includes the below-market lease liabilities ($
137.8
 million) and the accumulated amortization ($
22.0
 million) of the liabilities recorded on the condensed consolidated balance sheets as intangible lease liabilities as of
September
 30, 2025.

(d)	Includes $ 2.0 million of tenant funded improvements during 2025.
(e)	Includes the dollar amount of investments ($ 33.5 million) and the accumulated depreciation ($ 5.6 million) related to real estate investments held for sale at September 30, 2025.
(f)	Includes non-cash acquisition of $ 18.4 million of real estate improvements.
(g)	Includes $ 63.0 million of total non-cash real estate and financing receivables acquired in connection with holdback arrangements.
(h)	Includes $22.5 million and $23.7 million of interest income receivables associated with certain financing arrangements as of September 30, 2025 and December 31, 2024, respectively.
For the year ended December 31, 2024, the period from February 3, 2023 through December 31, 2023, the period from January 1, 2023 to February 2, 2023, and for the year ended December 31, 2022, the Company had the following gross real estate and other investment activity (dollars in thousands):

	Successor		Predecessor
	Number of Investment Locations	Dollar Amount of Investments	Number of Investment Locations	Dollar Amount of Investments
Gross investments, December 31, 2021			2,866	$10,748,937
Acquisition of and additions to real estate (a)(b)(c)(d)			256	1,475,499
Investment in loans and direct financing receivables			28	158,676
Sales of real estate			(60)	(197,530)
Principal collections on loans and direct financing receivables (b)			(6)	(76,868)
Net change in operating ground lease assets (e)				(1,446)
Provisions for impairment				(16,428)
Other				(10,997)

Gross investments, December 31, 2022			3,084	12,079,843
Acquisition of and additions to real estate (a)(f)			19	42,452
Investment in loans and direct financing receivables			1	82,112
Sales of real estate			(1)	(760)
Principal collections on loans and direct financing receivables			(2)	(468)
Net change in operating ground lease assets (e)				(125)
Other				4,430

Gross investments, February 2, 2023			3,101	12,207,484
Gross investments, February 3, 2023	3,101	$14,201,731
Acquisition of and additions to real estate (a)(g)	112	517,624
Investment in loans and direct financing receivables	40	598,990
Sales of real estate, loans and direct financing receivables (h)	(40)	(404,939)
Principal collections on loans and direct financing receivables	(7)	(74,408)
Net change in operating ground lease assets (e)		(737)
Provisions for impairment		(25,265)
Other		(11,362)

Gross investments, December 31, 2023	3,206	14,801,634
Acquisition of and additions to real estate (a)(i)(j)	122	687,307

	Successor		Predecessor
	Number of Investment Locations	Dollar Amount of Investments	Number of Investment Locations	Dollar Amount of Investments
Investment in loans and financing receivables (a)	88	673,322
Sales of real estate	(104)	(340,247)
Principal collections on loans and financing receivables	—	(1,636)
Net change in operating ground lease assets (e)		5,178
Provisions for impairment		(31,911)
Other		(1,180)

Gross investments, December 31, 2024 (k)		15,792,467
Less accumulated depreciation and amortization (k)		(1,067,526)

Net investments, December 31, 2024 (l)	3,312	$14,724,941

(a)
For year ended December 31, 2022, the period from January 1, 2023 through February 2, 2023, the period from February 3, 2023 through December 31, 2023, and the year ended December 31, 2024, includes $2.3 million, $0.2 million, $2.9 million and $2.6 million, respectively, of interest capitalized to properties under construction.

(b)
For the year ended December 31, 2022, includes $8.9 million of non-cash
principal collection transactions in which the Company acquired the underlying collateral property (buildings and improvements) and leased them back to a customer.

(c)	Excludes $22.6 million of tenant improvement advances disbursed in 2022 which were accrued as of December 31, 2021.
(d)	Includes $10.6 million of tenant funded improvements during 2022.
(e)
During the year ended December 31, 2022, the period from January 1, 2023 through February 2, 2023 and the period from February 3, 2023 through December 31, 2023, represents amortization recognized on operating ground lease assets; during the year ended December 31, 2024, includes new operating ground lease assets recognized net of amortization.

(f)	Excludes $5.2 million of tenant improvement advances disbursed from January 1, 2023 to February 2, 2023 which were accrued as of December 31, 2022.
(g)	Excludes $15.1 million of tenant improvement advances disbursed from February 3, 2023 to December 31, 2023 which were accrued as of February 2, 2023.
(h)	Includes the sale of certain loans and financing receivables with an aggregate carrying value of $332.0 million to a related party.
(i)	Excludes $25.3 million of total tenant improvement advances disbursed in 2024 which were accrued as of December 31, 2023.
(j)	Includes $16.3 million of tenant funded improvements during 2024.
(k)
Includes the below-market lease liabilities ($141.3 million) and the accumulated amortization ($16.2 million) of the liabilities recorded on the consolidated balance sheets as intangible lease liabilities as of December 31, 2024.

(l)
In connection with certain acquisitions completed during the year ended December 31, 2024, the Company modified existing operating leases in a manner which required them to be accounted for as finance leases in accordance with ASC Topic 842. As a result, the Company reclassified $156.5 million of net real estate investments to loans and financing receivables, net on the consolidated balance sheets. The Company also recognized a $16.0 million non-cash
net gain in connection with the modification which is included in net gain (loss) on dispositions of real estate in the consolidated statements of operations.

Schedule of Revenue Recognized from Investment Portfolio
The following table summarizes the revenues the Company recognized from its investment portfolio (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Rental revenues:
Operating leases (a)	$255,171	$245,228	$760,453	$736,537
Sublease income - operating ground leases (b)	705	780	2,268	2,186
Amortization of lease related intangibles and costs	1,250	1,380	3,818	4,102

Total rental revenues	$257,126	$247,388	$766,539	$742,825

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Interest income on loans and financing receivables:
Mortgage and other loans receivable	$7,237	$3,310	$16,746	$7,190
Sale-leaseback transactions accounted for as financing arrangements	25,116	21,403	80,670	57,116
Sales-type and financing receivables	14,230	8,939	39,053	18,129

Total interest income on loans and financing receivables	$46,583	$33,652	$136,469	$82,435

(a)
For the three months ended
September
 30, 2025 and 2024, includes $
1.0
 million and $
1.1
 million, respectively, of property tax tenant reimbursement revenue and includes $
227,000
and $
385,000
, respectively, of variable lease revenue. For the
nine
months ended
September
 30, 2025 and 2024, includes $
3.2
 million and $
3.3
 million, respectively, of property tax tenant reimbursement revenue and includes $
1.0
million
and $
921,000
, respectively, of variable lease revenue.

(b)
Represents total revenue recognized for the sublease of properties subject to operating ground leases to the related tenants; includes both payments made by the tenants to the ground lessors and straight-line revenue recognized for scheduled increases in the sublease rental payments.

The following table summarizes the revenues the Company recognized from its investment portfolio (in thousands):

	Successor		Predecessor
	Year Ended December 31, 2024	Period from February 3, 2023 through December 31, 2023	Period from January 1, 2023 through February 2, 2023	Year Ended December 31, 2022
Rental revenues:
Operating leases (a)	$982,847	$862,891	$75,005	$845,880
Sublease income - operating ground leases (b)	2,966	2,577	234	2,812
Amortization of lease related intangibles and costs	4,056	5,239	(231)	(2,272)

Total rental revenues	$989,869	$870,707	$75,008	$846,420

Interest income on loans and financing receivables:
Mortgage and other loans receivable	$33,434	$33,885	$2,434	$26,667
Sale-leaseback transactions accounted for as financing arrangements	79,182	31,760	2,444	24,140
Sales-type and financing receivables	28,816	10,822	448	5,969

Total interest income on loans and financing receivables	$141,432	$76,467	$5,326	$56,776

(a)
For the year ended December 31, 2024, the period from February 3, 2023 through December 31, 2023, the period from January 1, 2023 through February 2, 2023 and the year ended December 31, 2022, includes $4.5 million, $3.3 million, $252,000, and $3.1 million, respectively, of property tax tenant reimbursement revenue and includes $1.3 million, $1.0 million, $24,000, and $1.0 million, respectively, of variable lease revenue.

(b)
Represents total revenue recognized for the sublease of properties subject to operating ground leases to the related tenants; includes both payments made by the tenants to the ground lessors and straight-line revenue recognized for scheduled increases in the sublease rental payments.

Schedule of Future Minimum Rentals to be Received under Operating Leases
Scheduled future minimum rentals to be received under the remaining noncancelable term of the operating leases in place as of September 30, 2025, are as follows (in thousands):

Remainder of 2025	$250,961
2026	1,014,981
2027	1,005,754
2028	992,855
2029	971,951
2030	950,518
Thereafter	8,569,390

Total future minimum rentals (a)	$13,756,410

(a)
Excludes future minimum rentals to be received under lease contracts associated with sale-leaseback transactions accounted for as financing arrangements and sales-type financing receivables. See
Loans and Financing Receivables
section below.

Scheduled future minimum rentals to be received under the remaining noncancelable term of the operating leases in place as of December 31, 2024 are as follows (in thousands):

2025	$982,586
2026	981,728
2027	970,931
2028	955,216
2029	929,218
Thereafter	8,094,531

Total future minimum rentals (a)	$12,914,210

(a)
Excludes future minimum rentals to be received under lease contracts associated with sale-leaseback transactions accounted for as financing arrangements and sales-type financing receivables. See
Loans and Financing Receivables
section below.

Schedule Detailing Intangible Lease Assets and Related Accumulated Amortization
The following details intangible lease assets and related accumulated amortization (in thousands):

	September 30, 2025	December 31, 2024
In-place leases (a)	$533,536	$551,442
Above-market leases	35,790	37,193

Total intangible lease assets	569,326	588,635
Accumulated amortization (a)	(132,468)	(99,007)

Net intangible lease assets	$436,858	$489,628

(a)	Includes the dollar amount of in-place lease intangibles ($ 39,000 ) and the related accumulated amortization ($ 39,000 ) associated with the real estate investments held for sale at September 30, 2025.

The following details intangible lease assets and related accumulated amortization at December 31 (in thousands):

	2024	2023
In-place leases	$551,442	$577,808
Above-market leases	37,193	37,519

Total intangible lease assets	588,635	615,327
Accumulated amortization	(99,007)	(51,650)

Net intangible lease assets	$489,628	$563,677

Schedule of Intangible Lease Liabilities
The following details intangible lease liabilities and related accumulated amortization (in thousands):

	September 30, 2025	December 31, 2024
Below-market leases	$137,806	$141,262
Accumulated amortization	(21,985)	(16,167)

Net intangible lease liabilities (a)	$115,821	$125,095

(a)
Includes the dollar amount of below-market lease intangibles ($
120,000
) and the related accumulated amortization ($
32,000
) associated with the real estate investments held for sale at
Sept
ember
 30, 2025.

The following details intangible lease liabilities and related accumulated amortization as of December 31 (in thousands):

	2024	2023
Below-market leases	$141,262	$148,686
Accumulated amortization	(16,167)	(8,170)

Net intangible lease liabilities	$125,095	$140,516

Summary of Future Minimum Lease Payments
The future minimum lease payments to be paid under the operating ground leases as of September 30, 2025 were as follows (in thousands):

	Ground Leases Paid by STORE Capital	Ground Leases Paid by STORE Capital’s Tenants (a)	Total
Remainder of 2025	$14	$693	$707
2026	57	2,562	2,619
2027	57	2,562	2,619
2028	57	2,592	2,649
2029	58	2,680	2,738
2030	60	2,700	2,760
Thereafter	3,198	103,317	106,515

Total lease payments	3,501	117,106	120,607
Less imputed interest	(2,883)	(70,059)	(72,942)

Total operating lease liabilities - ground leases	$618	$47,047	$47,665

(a)
STORE Capital’s tenants, who are generally
sub-tenants
under the ground leases, are responsible for paying the rent under these ground leases. In the event the tenant fails to make the required ground lease payments,

the Company would be primarily responsible for the payment, assuming the Company does not re-tenant
the property or sell the leasehold interest. Of the total $
117.1

million commitment, $
85.7
 million is due for periods beyond the current term of the Company’s leases with the tenants. Amounts exclude contingent rent due under one lease where the ground lease payment, or a portion thereof, is based on the level of the tenant’s sales.

The future minimum lease payments to be paid under the operating ground leases as of December 31, 2024 were as follows (in thousands):

	Ground Leases Paid by STORE Capital	Ground Leases Paid by STORE Capital’s Tenants (a)	Total
2025	$57	$3,035	$3,092
2026	57	3,041	3,098
2027	57	3,041	3,098
2028	57	3,071	3,128
2029	58	3,158	3,216
Thereafter	3,258	110,278	113,536

Total lease payments	3,544	125,624	129,168
Less imputed interest	(2,923)	(74,537)	(77,460)

Total operating lease liabilities - ground leases	$621	$51,087	$51,708

(a)
STORE Capital’s tenants, who are generally
sub-tenants
under the ground leases, are responsible for paying the rent under these ground leases. In the event the tenant fails to make the required ground lease payments, the Company would be primarily responsible for the payment, assuming the Company does not re-tenant
the property or sell the leasehold interest. Of the total $125.6 million commitment, $86.5 million is due for periods beyond the current term of the Company’s leases with the tenants. Amounts exclude contingent rent due under three leases where the ground lease payment, or a portion thereof, is based on the level of the tenant’s sales.

Schedule Summarizing Loans and Direct Financing Receivables
The Company’s loans and financing receivables are summarized below (dollars in thousands):

Type	Interest Rate (a)	Maturity Date	September 30, 2025	December 31, 2024
Seventeen mortgage loans receivable (b)	8.86%	2025 - 2066	$524,629	$231,536
Equipment and other loans receivable	10.00%	2025 - 2038	24,731	27,828

Total principal amount outstanding—loans receivable			549,360	259,364
Unamortized loan origination costs			2,015	686
Unamortized loan premium			527	642
Sale-leaseback transactions accounted for as financing arrangements (c)(d)	8.69%	2034 - 2122	1,472,253	1,163,118
Sales-type financing receivables	8.95%	2044 - 2055	675,750	556,879
Allowance for credit and loan losses (e)			(17,220)	(15,979)

Total loans and financing receivables			$2,682,685	$1,964,710

(a)	Represents the weighted average interest rate as of the balance sheet date.
(b)
Seven
of these mortgage loans allow for prepayment with a penalty ranging from
20
% to
70
%
depending on the timing of the prepayment. Two of these mortgages may be prepaid in whole or in part, the remaining five allow for prepayment only in full.

(c)
In accordance with ASC Topic 842, represents sale-leaseback transactions accounted for as financing arrangements rather than as investments in real estate subject to operating leases. Interest rate shown is the weighted average initial rental or capitalization rate on the leases; the leases mature between 2034 and 2122 and the purchase options expire between 2026 and 2073.

(d)	Includes $22.5 million and $23.7 million of interest income receivables associated with certain financing arrangements as of September 30, 2025 and December 31, 2024, respectively.
(e)	Balance shown is net of $2.6 million of loans that were written-off against previously established reserves.

The Company’s loans and financing receivables are summarized below (dollars in thousands):

Type	Interest Rate (a)	Maturity Date	December 31,
			2024	2023
Twelve mortgage loans receivable (b)	8.98%	2025 - 2066	$231,536	$125,093
Equipment and other loans receivable	10.38%	2025 - 2038	27,828	13,958

Total principal amount outstanding—loans receivable			259,364	139,051
Unamortized loan origination costs			686	61
Unamortized loan premium			642	664
Sale-leaseback transactions accounted for as financing arrangements (c)	8.55%	2034 - 2122	1,139,440	839,902
Sales-type financing receivables	8.82%	2044 - 2054	556,879	131,969
Allowance for credit and loan losses			(15,979)	(7,716)

Total loans and financing receivables			$1,941,032	$1,103,931

(a)	Represents the weighted average interest rate as of the balance sheet date.
(b)	One of these mortgage loans allows for a prepayment in whole, but not in part, with a penalty ranging from 20% to 70% depending on the timing of the prepayment.
(c)
In accordance with ASC Topic 842, represents sale-leaseback transactions accounted for as financing arrangements rather than as investments in real estate subject to operating leases. Interest rate shown is the weighted average initial rental or capitalization rate on the leases; the leases mature between 2034 and 2122 and the purchase options expire between 2026 and 2073.

Schedule of Maturities of Loans Receivable

	Scheduled Principal Payments	Balloon Payments	Total Payments
Remainder of 2025	$1,715	$9,723	$11,438
2026	8,500	10,535	19,035
2027	9,214	—	9,214
2028	9,500	1,872	11,372
2029	9,760	1,500	11,260
2030	7,561	191,813	199,374
Thereafter	76,808	210,859	287,667

Total principal payments	$123,058	$426,302	$549,360

	Scheduled Principal Payments	Balloon Payments	Total Payments
2025	$1,813	$10,428	$12,241
2026	1,990	9,835	11,825
2027	2,570	424	2,994
2028	2,625	1,953	4,578
2029	2,668	1,500	4,168
Thereafter	72,292	151,266	223,558

Total principal payments	$83,958	$175,406	$259,364

Schedule of Sale-Leaseback Transactions

Remainder of 2025	$30,907
2026	126,329
2027	128,407
2028	130,520
2029	132,751
2030	135,045
Thereafter	3,882,609

Total future scheduled payments	$4,566,568

2025	$95,490
2026	97,189
2027	98,939
2028	100,741
2029	102,655
Thereafter	3,293,942

Total future scheduled payments	$3,788,956

Schedule of Investments Accounted as Sales-Type Leases and as Direct Financing Leases
As of
Septem
ber
 30, 2025 and December 31, 2024, the Company had $675.8 million and $556.9 million, respectively, of investments accounted for as sales-type leases; the components of these investments were as follows (in thousands):

	September 30, 2025	December 31, 2024
Minimum lease payments receivable	$1,950,889	$1,580,222
Estimated residual value of leased assets	10,183	9,229
Unearned income	(1,285,322)	(1,032,572)

Net investment	$675,750	$556,879

As of December 31, 2024 and 2023, the Company had $556.9 million and $132.0 million, respectively, of investments accounted for as sales-type leases; the components of these investments were as follows (in thousands):

	2024	2023
Minimum lease payments receivable	$1,580,222	$365,516
Estimated residual value of leased assets	9,229	1,521
Unearned income	(1,032,572)	(235,067)

Net investment	$556,879	$131,969